Summary of Liabilities for Guarantees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 25,673	[1]	$ 22,562	[2]
Less reinsurance recoverables	10,541		12,615
Net balance	15,132		9,947
Incurred guarantee benefits	2,669		5,185
Paid guarantee benefits	0		0
Net change	2,669		5,185
Net balance	17,801		15,132
Plus reinsurance recoverables	10,747		10,541
Gross balance	28,548	[3]	25,673	[1]
Liability for guarantees related to death benefits and interest-sensitive life products
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	16,853	[1]	11,619	[2]
Less reinsurance recoverables	1,725		1,680
Net balance	15,128		9,939
Incurred guarantee benefits	2,669		5,189
Paid guarantee benefits	0		0
Net change	2,669		5,189
Net balance	17,797		15,128
Plus reinsurance recoverables	1,735		1,725
Gross balance	19,532	[3]	16,853	[1]
Liability for guarantees related to income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	2,175	[1]	2,341	[2]
Less reinsurance recoverables	2,171		2,333
Net balance	4		8
Incurred guarantee benefits	0		(4)
Paid guarantee benefits	0		0
Net change	0		(4)
Net balance	4		4
Plus reinsurance recoverables	1,575		2,171
Gross balance	1,579	[3]	2,175	[1]
Liability for guarantees related to accumulation and withdrawal benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	6,645	[1]	8,602	[2]
Less reinsurance recoverables	6,645		8,602
Net balance	0		0
Incurred guarantee benefits	0		0
Paid guarantee benefits	0		0
Net change	0		0
Net balance	0		0
Plus reinsurance recoverables	7,437		6,645
Gross balance	$ 7,437	[3]	$ 6,645	[1]

[1]	Included in the total liability balance as of December 31, 2014 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $2.2 million, variable annuity accumulation benefits of $6.0 million, variable annuity withdrawal benefits of $0.7 million and other guarantees of $15.1 million.
[2]	Included in the total liability balance as of December 31, 2013 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $2.3 million, variable annuity accumulation benefits of $7.9 million, variable annuity withdrawal benefits of $0.7 million and other guarantees of $10.0 million.
[3]	Included in the total liability balance as of December 31, 2015 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $1.6 million, variable annuity accumulation benefits of $6.8 million, variable annuity withdrawal benefits of $0.7 million and other guarantees of $17.8 million.